OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2011
OTHER CURRENT ASSETS
Schedule of other current assets
	December 31,
	2011	2010
Prepaid expenses	$73	$70
Physician receivables and relocation agreements	58	62
Physician and group coverage guarantees	104	70
Disproportionate share hospital revenue receivables	27	33
Vendor and other nonpatient receivables	47	22
Grant receivable related to medical residency program	2	2
Electronic health record incentives receivable	13	0
Supplemental California Medi-Cal payment receivable	16	0
Sublease receivables	2	2
Other, net	36	28
Other current assets	$378	$289